Simplify MBS ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 122.2%
U.S. Treasury Bill, 4.33%, 4/1/2025 (a) ........................................ $ 360,200,000 $ 360,200,000
U.S. Treasury Bill, 4.31%, 4/17/2025 (a),(b) ..................................... 737,000,000 735,609,694
U.S. Treasury Bill, 4.34%, 6/17/2025 (a) ....................................... 443,800,000 439,846,421
U.S. Treasury Bill, 4.29%, 7/8/2025 (a) ........................................ 96,000,000 94,906,320
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 365,000,000 359,945,100
Total U.S. Treasury Bills (Cost $1,990,445,420) ...................................... 1,990,507,535
U.S. Government Agency Mortgage Backed Securities – 99.8%
Federal National Mortgage Association, 5.00%, 4/15/2055 (TBA) ................... 28,750,000 28,144,770
Federal National Mortgage Association, 5.50%, 4/15/2055 (TBA) ................... 1,337,500,000 1,334,794,251
Federal National Mortgage Association, 6.00%, 4/15/2055 (TBA) ................... 260,000,000 263,885,867
Total U.S. Government Agency Mortgage Backed Securities (Cost $1,629,631,886) ......... 1,626,824,888
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(c)
(Cost $908,180) ......................................................... 908,180 908,180
Total Investments – 222.1%
(Cost $3,620,985,486) .......................................................... $ 3,618,240,603
Liabilities in Excess of Other Assets – (122.1)% ....................................... (1,989,070,505)
Net Assets – 100.0% ............................................................ $ 1,629,170,098
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion there of, in the amount of $77,682,901 has been pledged as collateral for TBAs as of March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
Portfolio Abbreviations:
TBA : To Be Announced
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 122.2%
U.S. Government Agency Mortgage Backed Securities ................................................ 99.8%
Money Market Funds .......................................................................... 0.1%
Total Investments ............................................................................. 222.1%
Liabilities in Excess of Other Assets ............................................................... (122.1)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.